Quarterly Holdings Report
for
Fidelity® Series Government Bond Index Fund
November 30, 2024
XGB-NPRT1-0125
1.9891227.106
U.S. Government Agency Obligations - 1.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.9%
Financials - 1.6%
Financial Services - 1.6%
Fannie Mae 0.5% 6/17/2025	5,000	4,893
Fannie Mae 0.875% 12/18/2026	1,200,000	1,120,753
Fannie Mae 0.875% 8/5/2030	1,057,000	882,549
Fannie Mae 1.625% 1/7/2025	15,000	14,955
Fannie Mae 1.875% 9/24/2026	674,000	647,176
Fannie Mae 2.125% 4/24/2026	221,000	214,992
Fannie Mae 5.625% 7/15/2037	163,000	181,369
Fannie Mae 6.25% 5/15/2029	71,000	77,271
Fannie Mae 7.125% 1/15/2030	6,000	6,823
Fannie Mae 7.25% 5/15/2030	866,000	996,997
Federal Farm Credit Banks Funding Corp 0.72% 10/27/2026	500,000	467,473
Federal Farm Credit Banks Funding Corp 1% 10/7/2026	1,000,000	941,371
Federal Farm Credit Banks Funding Corp 1.3% 3/30/2027	130,000	121,235
Federal Farm Credit Banks Funding Corp 3% 8/3/2026	1,560,000	1,528,557
Federal Farm Credit Banks Funding Corp 5.125% 10/10/2025	800,000	804,891
Federal Home Loan Bank 1% 12/20/2024	330,000	329,404
Federal Home Loan Bank 1% 3/23/2026	994,500	952,310
Federal Home Loan Bank 1.25% 10/26/2026	1,060,000	1,000,594
Federal Home Loan Bank 3.25% 11/16/2028	1,850,000	1,797,799
Federal Home Loan Bank 5.5% 7/15/2036	100,000	109,620
Freddie Mac Non Gold Pool 0.375% 9/23/2025	3,210,000	3,107,854
Freddie Mac Non Gold Pool 6.25% 7/15/2032	585,000	662,348
Freddie Mac Non Gold Pool 6.75% 3/15/2031	173,000	197,439
Freddie Mac Non Gold Pool 6.75% 9/15/2029	185,000	206,272
		16,374,945
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Tennessee Valley Authority 4.625% 9/15/2060	2,440,000	2,303,998
Tennessee Valley Authority 4.875% 1/15/2048	630,000	630,537
		2,934,535
TOTAL UNITED STATES		19,309,480
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $20,057,824)		19,309,480

U.S. Treasury Obligations - 97.5%
	Yield (%) (b)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	1.18 to 4.35	1,361,000	864,448
US Treasury Bonds 1.125% 8/15/2040	1.25 to 4.33	1,674,000	1,053,901
US Treasury Bonds 1.25% 5/15/2050	3.00 to 4.03	4,801,000	2,454,324
US Treasury Bonds 1.375% 11/15/2040	1.36 to 1.79	12,447,000	8,127,016
US Treasury Bonds 1.375% 8/15/2050	1.62 to 3.26	325,000	171,107
US Treasury Bonds 1.625% 11/15/2050	1.57 to 5.07	10,384,000	5,841,406
US Treasury Bonds 1.75% 8/15/2041	1.85 to 4.48	6,388,000	4,362,056
US Treasury Bonds 1.875% 11/15/2051	1.80 to 4.43	11,909,000	7,094,228
US Treasury Bonds 1.875% 2/15/2041	2.18 to 2.23	3,726,000	2,630,178
US Treasury Bonds 1.875% 2/15/2051	2.10 to 4.23	4,303,000	2,581,632
US Treasury Bonds 2% 11/15/2041	1.86 to 4.21	5,551,000	3,929,284
US Treasury Bonds 2% 2/15/2050	1.26 to 3.98	5,143,000	3,202,321
US Treasury Bonds 2% 8/15/2051	1.93 to 4.60	12,301,000	7,585,296
US Treasury Bonds 2.25% 2/15/2052	2.17 to 4.01	8,250,000	5,389,893
US Treasury Bonds 2.25% 5/15/2041	1.91 to 2.21	3,180,000	2,375,932
US Treasury Bonds 2.25% 8/15/2046	2.31 to 4.65	1,700,000	1,163,836
US Treasury Bonds 2.25% 8/15/2049	2.21 to 3.80	2,544,000	1,685,499
US Treasury Bonds 2.375% 11/15/2049	2.29 to 3.72	259,000	176,150
US Treasury Bonds 2.375% 2/15/2042	3.60 to 4.16	9,280,000	6,950,343
US Treasury Bonds 2.375% 5/15/2051	1.90 to 4.37	6,369,000	4,302,309
US Treasury Bonds 2.5% 2/15/2045	2.17 to 5.24	930,000	680,825
US Treasury Bonds 2.5% 2/15/2046	3.87	2,660,000	1,924,240
US Treasury Bonds 2.75% 11/15/2042	2.29	370,000	291,043
US Treasury Bonds 2.75% 11/15/2047	3.83	450,000	335,268
US Treasury Bonds 2.75% 8/15/2042	1.96 to 3.49	3,058,000	2,415,462
US Treasury Bonds 2.75% 8/15/2047	1.17 to 4.40	9,501,000	7,091,977
US Treasury Bonds 2.875% 11/15/2046	1.93 to 4.86	3,491,000	2,685,206
US Treasury Bonds 2.875% 5/15/2043	1.94 to 4.08	4,159,000	3,315,178
US Treasury Bonds 2.875% 5/15/2049	1.80 to 2.20	475,000	358,996
US Treasury Bonds 2.875% 5/15/2052	3.82 to 4.55	6,670,000	5,008,493
US Treasury Bonds 2.875% 8/15/2045	3.02	66,000	51,398
US Treasury Bonds 3% 11/15/2044	3.00 to 4.76	2,825,000	2,257,903
US Treasury Bonds 3% 11/15/2045	2.51 to 3.95	3,672,000	2,915,224
US Treasury Bonds 3% 2/15/2047	1.90 to 3.06	5,615,000	4,403,608
US Treasury Bonds 3% 2/15/2048	2.55 to 3.79	1,326,000	1,033,037
US Treasury Bonds 3% 5/15/2042	2.11 to 4.92	3,938,000	3,244,543
US Treasury Bonds 3% 5/15/2045	1.21	303,000	241,465
US Treasury Bonds 3% 5/15/2047	3.01	8,000	6,262
US Treasury Bonds 3% 8/15/2048	1.22 to 3.39	519,000	403,279
US Treasury Bonds 3% 8/15/2052	3.68 to 4.16	8,700,000	6,708,855
US Treasury Bonds 3.125% 11/15/2041	4.20	500,000	423,594
US Treasury Bonds 3.125% 2/15/2042	4.67	70,000	59,041
US Treasury Bonds 3.125% 2/15/2043	3.01	137,000	113,838
US Treasury Bonds 3.125% 5/15/2048	1.51 to 3.03	4,581,000	3,645,653
US Treasury Bonds 3.125% 8/15/2044	2.82 to 4.93	2,393,000	1,956,838
US Treasury Bonds 3.25% 5/15/2042	3.99 to 4.58	3,260,000	2,787,427
US Treasury Bonds 3.375% 11/15/2048	3.17 to 3.98	710,000	589,494
US Treasury Bonds 3.375% 5/15/2044	2.09 to 4.68	5,539,000	4,722,430
US Treasury Bonds 3.375% 8/15/2042	3.70 to 4.41	3,690,000	3,202,516
US Treasury Bonds 3.625% 2/15/2044	2.18 to 4.55	2,000,000	1,772,734
US Treasury Bonds 3.625% 2/15/2053	4.05 to 4.42	7,450,000	6,492,559
US Treasury Bonds 3.625% 5/15/2053	4.71	1,040,000	907,238
US Treasury Bonds 3.625% 8/15/2043	2.68 to 4.23	2,541,000	2,263,177
US Treasury Bonds 3.75% 11/15/2043	2.85 to 4.74	4,495,000	4,067,448
US Treasury Bonds 3.75% 8/15/2041	1.23 to 2.92	275,000	254,257
US Treasury Bonds 3.875% 2/15/2043	4.32	480,000	445,069
US Treasury Bonds 3.875% 5/15/2043	4.12 to 4.31	7,010,000	6,486,551
US Treasury Bonds 3.875% 8/15/2040	2.76 to 3.64	2,366,000	2,238,643
US Treasury Bonds 4% 11/15/2042	4.10 to 4.31	2,340,000	2,212,763
US Treasury Bonds 4% 11/15/2052	3.65 to 4.36	7,560,000	7,048,814
US Treasury Bonds 4.125% 8/15/2053	4.79 to 5.07	1,340,000	1,278,391
US Treasury Bonds 4.25% 11/15/2040	2.90	92,000	90,900
US Treasury Bonds 4.25% 2/15/2054	4.37 to 4.79	4,060,000	3,965,478
US Treasury Bonds 4.25% 8/15/2054 (c)	4.12 to 4.48	4,070,000	3,980,333
US Treasury Bonds 4.375% 11/15/2039	1.85	523,000	525,390
US Treasury Bonds 4.375% 2/15/2038	4.20	410,000	415,509
US Treasury Bonds 4.375% 8/15/2043	4.49 to 5.26	1,540,000	1,523,397
US Treasury Bonds 4.5% 2/15/2036 (c)	0.91 to 4.30	2,211,000	2,287,435
US Treasury Bonds 4.5% 2/15/2044	4.29 to 4.50	6,850,000	6,868,195
US Treasury Bonds 4.5% 5/15/2038	3.83	650,000	666,301
US Treasury Bonds 4.625% 2/15/2040	2.25 to 3.63	1,569,000	1,619,073
US Treasury Bonds 4.625% 5/15/2054	4.35 to 4.55	2,730,000	2,837,920
US Treasury Bonds 4.75% 11/15/2053	4.21 to 4.64	3,000,000	3,174,609
US Treasury Bonds 4.75% 2/15/2041	2.97 to 4.48	432,000	451,794
US Treasury Bonds 5% 5/15/2037	1.50 to 4.24	1,471,000	1,583,911
US Treasury Bonds 5.25% 11/15/2028	2.67 to 3.66	2,005,000	2,089,116
US Treasury Bonds 5.25% 2/15/2029	1.40 to 4.23	10,944,000	11,463,840
US Treasury Bonds 5.375% 2/15/2031	3.70	1,960,000	2,097,813
US Treasury Bonds 5.5% 8/15/2028	3.81 to 4.45	4,147,000	4,356,294
US Treasury Bonds 6.25% 5/15/2030	3.44 to 3.70	6,070,000	6,700,711
US Treasury Bonds 6.375% 8/15/2027	3.71	1,460,000	1,545,148
US Treasury Bonds 6.5% 11/15/2026	3.61	980,000	1,028,005
US Treasury Notes 0.25% 10/31/2025	0.38 to 0.44	1,882,000	1,812,910
US Treasury Notes 0.25% 6/30/2025	0.38	273,000	266,607
US Treasury Notes 0.25% 9/30/2025	0.40 to 4.72	938,000	906,592
US Treasury Notes 0.375% 1/31/2026	3.29 to 4.64	10,300,000	9,839,719
US Treasury Notes 0.375% 12/31/2025	0.43 to 4.80	12,964,000	12,424,677
US Treasury Notes 0.375% 7/31/2027	0.74 to 4.39	23,102,000	20,934,383
US Treasury Notes 0.375% 9/30/2027	0.62 to 1.16	1,530,000	1,378,076
US Treasury Notes 0.5% 10/31/2027	1.42 to 1.46	5,860,000	5,282,927
US Treasury Notes 0.5% 2/28/2026	0.73	8,512,000	8,122,975
US Treasury Notes 0.5% 4/30/2027	0.55 to 4.81	8,887,000	8,149,657
US Treasury Notes 0.5% 5/31/2027	1.27 to 3.75	5,115,000	4,676,429
US Treasury Notes 0.5% 6/30/2027	0.49 to 3.88	4,825,000	4,399,608
US Treasury Notes 0.5% 8/31/2027	0.49 to 4.24	4,183,000	3,792,641
US Treasury Notes 0.625% 11/30/2027	1.35 to 4.30	6,368,000	5,746,374
US Treasury Notes 0.625% 12/31/2027	0.64 to 0.76	2,957,000	2,660,722
US Treasury Notes 0.625% 3/31/2027	0.51 to 3.59	7,056,000	6,510,538
US Treasury Notes 0.625% 5/15/2030	0.65 to 3.53	3,797,000	3,155,515
US Treasury Notes 0.625% 7/31/2026	0.70 to 4.64	10,650,000	10,037,209
US Treasury Notes 0.625% 8/15/2030	1.15 to 4.06	11,548,000	9,514,920
US Treasury Notes 0.75% 1/31/2028	1.66 to 1.77	2,797,000	2,519,048
US Treasury Notes 0.75% 3/31/2026	0.76 to 4.59	10,784,000	10,294,508
US Treasury Notes 0.75% 4/30/2026	0.85 to 4.58	15,816,000	15,057,944
US Treasury Notes 0.75% 5/31/2026	2.73 to 4.95	10,550,000	10,016,318
US Treasury Notes 0.75% 8/31/2026	0.77 to 4.24	16,762,000	15,790,328
US Treasury Notes 0.875% 11/15/2030	0.91 to 4.32	16,129,000	13,413,532
US Treasury Notes 0.875% 6/30/2026	0.87 to 5.01	26,656,000	25,291,962
US Treasury Notes 0.875% 9/30/2026	2.91	256,000	241,080
US Treasury Notes 1% 7/31/2028	2.37 to 3.68	1,010,000	903,713
US Treasury Notes 1.125% 10/31/2026	4.30 to 4.96	6,850,000	6,465,490
US Treasury Notes 1.125% 2/28/2027	1.22 to 4.61	5,768,000	5,396,234
US Treasury Notes 1.125% 8/31/2028	1.09 to 1.54	1,748,000	1,567,601
US Treasury Notes 1.25% 11/30/2026	3.62 to 4.76	7,908,000	7,466,882
US Treasury Notes 1.25% 12/31/2026	4.34 to 4.36	1,130,000	1,064,848
US Treasury Notes 1.25% 3/31/2028	1.91 to 4.36	1,660,000	1,512,480
US Treasury Notes 1.25% 4/30/2028	1.28 to 4.33	8,813,000	8,010,879
US Treasury Notes 1.25% 5/31/2028	3.88 to 3.97	9,250,000	8,392,207
US Treasury Notes 1.25% 6/30/2028	0.99 to 4.20	9,260,000	8,381,747
US Treasury Notes 1.25% 8/15/2031	1.31 to 4.69	19,994,000	16,641,881
US Treasury Notes 1.25% 9/30/2028	1.56 to 4.27	2,220,000	1,996,005
US Treasury Notes 1.375% 10/31/2028	1.32 to 4.88	3,480,000	3,138,661
US Treasury Notes 1.375% 11/15/2031	1.44 to 3.86	14,433,000	12,036,897
US Treasury Notes 1.375% 12/31/2028	1.82 to 4.09	8,811,000	7,913,724
US Treasury Notes 1.375% 8/31/2026	0.49 to 4.18	9,588,000	9,132,945
US Treasury Notes 1.5% 1/31/2027	1.25	4,376,000	4,135,662
US Treasury Notes 1.5% 11/30/2028	1.70 to 4.34	12,376,000	11,193,028
US Treasury Notes 1.5% 2/15/2030	0.69 to 3.42	7,882,000	6,926,308
US Treasury Notes 1.5% 8/15/2026	2.53 to 2.84	192,000	183,480
US Treasury Notes 1.625% 10/31/2026	1.31	3,500,000	3,337,031
US Treasury Notes 1.625% 2/15/2026	3.20	10,000	9,689
US Treasury Notes 1.625% 5/15/2026	2.69 to 4.94	12,822,000	12,348,187
US Treasury Notes 1.625% 5/15/2031	1.25 to 4.49	14,413,000	12,384,483
US Treasury Notes 1.625% 8/15/2029	0.82 to 4.70	6,158,000	5,519,589
US Treasury Notes 1.625% 9/30/2026	1.50 to 4.59	2,159,000	2,062,014
US Treasury Notes 1.75% 1/31/2029	3.53 to 3.89	8,680,000	7,901,852
US Treasury Notes 1.75% 11/15/2029	1.16 to 3.55	8,229,000	7,384,242
US Treasury Notes 1.875% 2/15/2032	1.84 to 4.20	10,830,000	9,305,735
US Treasury Notes 1.875% 2/28/2027	4.55	4,800,000	4,566,000
US Treasury Notes 1.875% 2/28/2029	4.23 to 4.27	5,390,000	4,925,534
US Treasury Notes 1.875% 7/31/2026	1.55	105,000	101,067
US Treasury Notes 2% 11/15/2026	1.70 to 4.29	2,652,000	2,544,159
US Treasury Notes 2% 2/15/2025	2.81	56,000	55,698
US Treasury Notes 2.25% 11/15/2027	1.55 to 4.34	4,563,000	4,327,186
US Treasury Notes 2.25% 2/15/2027	2.44	1,829,000	1,755,983
US Treasury Notes 2.25% 8/15/2027	1.63 to 2.66	1,597,000	1,521,267
US Treasury Notes 2.375% 3/31/2029	2.87 to 2.89	3,930,000	3,661,041
US Treasury Notes 2.375% 4/30/2026	1.46 to 2.28	626,000	609,910
US Treasury Notes 2.375% 5/15/2027	3.15	4,000	3,835
US Treasury Notes 2.375% 5/15/2029	0.86 to 3.24	3,505,000	3,262,388
US Treasury Notes 2.5% 2/28/2026	1.50 to 2.39	1,670,000	1,634,121
US Treasury Notes 2.5% 3/31/2027	3.54	20,290,000	19,556,073
US Treasury Notes 2.625% 1/31/2026	1.26 to 4.48	4,318,000	4,235,688
US Treasury Notes 2.625% 12/31/2025	1.74 to 3.84	4,447,000	4,367,267
US Treasury Notes 2.625% 2/15/2029	2.37 to 4.27	4,831,000	4,556,614
US Treasury Notes 2.625% 5/31/2027	2.71 to 4.40	3,380,000	3,259,059
US Treasury Notes 2.625% 7/31/2029	4.03	1,681,000	1,576,463
US Treasury Notes 2.75% 2/15/2028	1.74 to 3.15	1,089,000	1,044,632
US Treasury Notes 2.75% 4/30/2027	4.55	4,700,000	4,551,105
US Treasury Notes 2.75% 5/31/2029	2.72 to 3.04	880,000	831,325
US Treasury Notes 2.75% 7/31/2027	2.71 to 4.12	4,416,000	4,261,958
US Treasury Notes 2.75% 8/15/2032	3.16 to 4.06	6,420,000	5,827,153
US Treasury Notes 2.75% 8/31/2025	2.81	17,000	16,789
US Treasury Notes 2.875% 11/30/2025	1.73 to 2.74	629,000	619,924
US Treasury Notes 2.875% 4/30/2025	1.59	47,000	46,702
US Treasury Notes 2.875% 4/30/2029	3.48 to 4.75	13,630,000	12,955,954
US Treasury Notes 2.875% 5/15/2028	1.40 to 4.05	5,922,000	5,685,351
US Treasury Notes 2.875% 5/15/2032	2.67 to 3.90	9,020,000	8,284,659
US Treasury Notes 2.875% 5/31/2025	2.65	104,000	103,205
US Treasury Notes 2.875% 8/15/2028	0.89 to 4.16	13,312,000	12,746,240
US Treasury Notes 3% 10/31/2025	2.39	9,000	8,889
US Treasury Notes 3.125% 11/15/2028	1.32 to 2.72	3,448,000	3,325,165
US Treasury Notes 3.125% 8/31/2027	3.31 to 4.08	4,070,000	3,964,275
US Treasury Notes 3.125% 8/31/2029	3.27 to 4.48	7,290,000	6,982,738
US Treasury Notes 3.25% 6/30/2027	2.72 to 3.47	3,060,000	2,994,855
US Treasury Notes 3.25% 6/30/2029	2.71 to 4.12	8,430,000	8,130,669
US Treasury Notes 3.375% 5/15/2033	3.63 to 3.95	7,830,000	7,384,669
US Treasury Notes 3.375% 9/15/2027	3.83 to 4.11	3,370,000	3,304,706
US Treasury Notes 3.5% 1/31/2030	4.86	1,560,000	1,516,186
US Treasury Notes 3.5% 2/15/2033	3.43 to 4.17	12,640,000	12,053,425
US Treasury Notes 3.625% 3/31/2030	4.10	4,420,000	4,318,305
US Treasury Notes 3.625% 8/31/2029	3.72 to 4.09	15,660,000	15,348,023
US Treasury Notes 3.75% 12/31/2028	3.83	3,270,000	3,225,165
US Treasury Notes 3.75% 5/31/2030	3.57	5,080,000	4,989,116
US Treasury Notes 3.75% 6/30/2030	4.63	2,020,000	1,983,624
US Treasury Notes 3.875% 11/30/2027	3.77 to 4.13	5,130,000	5,095,132
US Treasury Notes 3.875% 11/30/2029	3.45	930,000	920,482
US Treasury Notes 3.875% 12/31/2027	3.62	5,820,000	5,779,526
US Treasury Notes 3.875% 12/31/2029	4.28	1,410,000	1,395,129
US Treasury Notes 3.875% 8/15/2033	4.58 to 4.91	4,690,000	4,583,925
US Treasury Notes 3.875% 8/15/2034	3.79 to 4.28	8,490,000	8,273,109
US Treasury Notes 3.875% 9/30/2029	4.35	2,070,000	2,049,219
US Treasury Notes 4% 1/15/2027	3.91 to 4.14	11,500,000	11,459,121
US Treasury Notes 4% 1/31/2031	4.28	3,400,000	3,376,492
US Treasury Notes 4% 10/31/2029	3.72 to 4.15	5,800,000	5,774,625
US Treasury Notes 4% 2/15/2026	5.01	5,430,000	5,410,274
US Treasury Notes 4% 2/15/2034	3.95 to 4.69	14,210,000	13,995,740
US Treasury Notes 4% 2/28/2030	4.58	1,500,000	1,492,324
US Treasury Notes 4% 2/29/2028	4.17	2,430,000	2,420,698
US Treasury Notes 4.125% 10/31/2026	4.20	5,130,000	5,122,786
US Treasury Notes 4.125% 10/31/2027	3.50 to 4.23	10,520,000	10,524,109
US Treasury Notes 4.125% 10/31/2029	4.15	4,000,000	4,005,938
US Treasury Notes 4.125% 11/15/2027	4.11	12,510,000	12,513,909
US Treasury Notes 4.125% 11/15/2032	3.50 to 4.44	6,120,000	6,111,394
US Treasury Notes 4.125% 7/31/2031	4.22	2,200,000	2,198,653
US Treasury Notes 4.125% 8/31/2030	4.66	1,700,000	1,699,934
US Treasury Notes 4.25% 1/31/2026	4.65	5,050,000	5,045,068
US Treasury Notes 4.25% 10/15/2025	4.43	830,000	828,995
US Treasury Notes 4.25% 11/15/2034	4.19	3,900,000	3,917,672
US Treasury Notes 4.25% 2/28/2031	3.87 to 4.27	17,860,000	17,975,113
US Treasury Notes 4.375% 5/15/2034	3.73 to 4.38	8,480,000	8,595,275
US Treasury Notes 4.375% 8/31/2028	4.60	2,290,000	2,309,322
US Treasury Notes 4.5% 11/15/2033	3.86 to 4.56	8,960,000	9,165,450
US Treasury Notes 4.5% 5/31/2029	4.35	4,050,000	4,116,287
US Treasury Notes 4.625% 4/30/2031	4.36	1,660,000	1,705,780
US Treasury Notes 4.625% 9/30/2030	4.28	70,000	71,802
US Treasury Notes 4.875% 10/31/2028	4.13 to 4.16	4,800,000	4,929,375
US Treasury Notes 4.875% 10/31/2030	4.91	770,000	800,078
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,058,258,081)			1,001,190,657

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.64	5,494,616	5,495,715
Fidelity Securities Lending Cash Central Fund (d)(e)	4.64	4,441,515	4,441,959
TOTAL MONEY MARKET FUNDS (Cost $9,937,674)			9,937,674

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $1,088,253,579)	1,030,437,811
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(3,553,611)
NET ASSETS - 100.0%	1,026,884,200

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	4,771,729	25,114,284	24,390,298	63,120	-	-	5,495,715	0.0%
Fidelity Securities Lending Cash Central Fund	1,209,300	25,499,507	22,266,848	926	-	-	4,441,959	0.0%
Total	5,981,029	50,613,791	46,657,146	64,046	-	-	9,937,674

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations and U.S. Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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